10. FAIR VALUE MEASUREMENT (Details 4) - USD ($)	6 Months Ended	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Change in fair value (loss) reported in the statements of operations		$ (7,685,607)
Put Right [Member]
Beginning fair value balance on the Acquisition Date	$ 3,800,000
Change in fair value (loss) reported in the statements of operations	(100,000)
Ending fair value balance reported in the condensed consolidated balance sheet	3,700,000	3,700,000
Contingent Consideration [Member]
Beginning fair value balance on the Acquisition Date	3,627,000
Change in fair value (loss) reported in the statements of operations	346,000
Ending fair value balance reported in the condensed consolidated balance sheet	$ 3,973,000	$ 3,973,000